Disposal group held for sale and disposal of subsidiaries - Schedule of Results of Disposal of Subsidiary Included in Statement of Profit or Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	₨ 69,195	$ 912	₨ 54,491	₨ 53,303
Expenses	(81,428)	(1,073)	(59,574)	(53,873)
Loss before tax	(12,233)	(161)	(5,128)	(623)
Adyah Solar Energy Private Limited [Member]
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income			2,372	1,998
Expenses			(2,718)	(2,563)
Loss before tax			(346)	(565)
Income tax (expense) / income			229	113
Loss for the year			(117)	₨ (452)
Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	709	9	698
Expenses	(487)	(6)	(516)
Loss before tax	222	3	182
Income tax (expense) / income	(19)	0	8
Loss for the year	₨ 203	$ 3	₨ 190